Schedule of Assets (Held at End of Year) (Details) - EBP002 [Member] $ in Millions	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 11,525
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	106
Employee Benefit Plan, Asset Held for Investment, Subtotal	$ 10,430
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Synthetic Investment Contract
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 1,095
Investment, Identifier [Axis]: Active Global ACW EQ
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 223
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BBH Core Plus FX Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 150
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BR Equity Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 2,253
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BR Extended EQ MKT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 407
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BR US Debt Index NL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 163
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2021 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 66
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2024 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 128
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2027 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 156
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2030 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 222
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2033 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 254
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2035 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 164
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2036 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 83
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2040 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 516
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2045 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 460
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2050 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 414
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2055 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 402
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2060 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 155
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2065 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 51
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 2070 Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 8
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 40-60
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 133
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: BlackRock LP Paycheck 50-50
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 5
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Diverse Commodity
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 24
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Diverse Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 18
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Dow Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 357
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: FH MDT Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 320
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Fidelity Contrafund Pool CL 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 1,574
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 18
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Franklin US Tips
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 55
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: INV GOVT Liquidty TR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 179
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Interest Bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 6
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: MFS US REIT Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 46
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: MKS Convertible
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 33
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Met Tower Life 38025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 186
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Nationwide INV_DOW_IP_0524
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 182
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Neuberger Genesis R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 179
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Pacific Life G-27523.01.0001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 180
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Prudential GA-62233
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 190
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Putnam Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 70
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: RGA RGA00036
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 165
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SS EMRG MKTS IDX II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 123
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: SS GACEQ EXUS IDX II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 210
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 295
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: TRP High Yield Inst
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 125
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Vang Dev Mkt IDX IP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 239
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Vang LT Treasury ADM
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 40
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: Voya Retirement & Annuity 60031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 192
EBP, Asset Held for Investment, Party-in-Interest [true false]	true